Commitments and Contingencies (Details) ¥ in Millions	Jul. 31, 2026 USD ($)	Jul. 31, 2025 USD ($)	Dec. 26, 2025 JPY (¥)	Dec. 26, 2025 USD ($)
Commitments and Contingencies [Line Items]
Litigation
Pre-Tax Consideration | ¥			¥ 500
Initial payment agreement amount				$ 30
Milestone payment				$ 70
StaGen Co., Ltd [Member] | Subject Patent 1 and 2 [Member]
Commitments and Contingencies [Line Items]
Patent Share Transfer Percentage			50.00%	50.00%
StaGen Co., Ltd [Member] | Subject Patent 3 [Member]
Commitments and Contingencies [Line Items]
Patent Share Transfer Percentage			100.00%	100.00%